Condensed Consolidated Cash Flow Statement (Unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Profit before tax	£ 764	£ 804
Adjustments for:
Non-cash items included in profit	498	320
Change in operating assets	(2,215)	2,227
Change in operating liabilities	180	(10,247)
Corporation taxes paid	(38)	(172)
Effects of exchange rate differences	(910)	151
Net cash flows from operating activities	(1,721)	(6,917)
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(206)	(179)
Proceeds from sale of property, plant and equipment and intangible assets	96	89
Purchase of financial assets at amortised cost and financial assets at FVOCI	(1,430)	(7,017)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	2,832	4,875
Net cash flows from investing activities	1,292	(2,232)
Cash flows from financing activities
Issue of other equity instruments	500	400
Issue of debt securities and subordinated notes	6,862	5,131
Issuance costs of debt securities and subordinated notes	(18)	(14)
Repayment of debt securities and subordinated notes	(1,937)	(4,838)
Repurchase of other equity instruments	(500)	(500)
Dividends paid on ordinary shares	0	(556)
Dividends paid on other equity instruments	(72)	(72)
Principal elements of lease payments	(13)	(20)
Net cash flows from financing activities	4,822	(469)
Change in cash and cash equivalents	4,393	(9,618)
Cash and cash equivalents at beginning of the period	32,437	39,210
Effects of exchange rate changes on cash and cash equivalents	(30)	8
Cash and cash equivalents at the end of the period	36,800	29,600
Cash and cash equivalents consist of:
Cash and balances at central banks	37,245	30,022
Less: restricted balances	(1,420)	(1,330)
Cash and bank balances at central banks less regulatory minimum cash balances	35,825	28,692
Other cash equivalents: Loans and advances to banks - non-trading	975	908
Cash and cash equivalents at the end of the period	£ 36,800	£ 29,600